EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EARNING PER SHARE ('EPS')
Number of dilutive potential common shares	0	0	0
Income from continuing operations before attribution of non-controlling	$ 4,207,787	$ 315,359	$ 3,214,567
Less: Non-controlling interests from continuing operations	120,992	39,365	97,216
Net income from continuing operations	4,086,795	275,994	3,117,351
Less: Preferred dividends declared	59,851	682,876	435,810
Less: Allocation of undistributed earnings to preferred stockholders	1,830,636	(583,718)	998,864
Net income allocated to common shareholders for basic and diluted EPS	$ 2,196,308	$ 176,836	$ 1,682,677
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510,000,000	510,000,000	510,000,000
Basic earnings per share to common shareholders	$ 4,309	$ 347	$ 3,301
Diluted earnings per share to common shareholders	4,309	347	3,301
Basic earnings per share from continuing operations	4,309	347	3,301
Diluted earnings per share from continuing operations	$ 4,309	$ 347	$ 3,301